Schedule II Schedule - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 3,482	$ 1,757	$ 3,222
Additions - Changes in allowances, charges to expenses and changes to other accounts	10,796	6,970	(58)
Deductions	(8,947)	(5,245)	(1,407)
Balance at end of period	5,331	3,482	1,757
Billing adjustments
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,360	926	866
Additions - Changes in allowances, charges to expenses and changes to other accounts	(627)	614	(114)
Deductions	(186)	(180)	174
Balance at end of period	547	1,360	926
Merchant losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	2,039	1,366	1,118
Additions - Changes in allowances, charges to expenses and changes to other accounts	5,002	1,682	4,667
Deductions	(2,715)	(1,009)	(4,419)
Balance at end of period	4,326	2,039	1,366
Transaction processing
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	2,851	6,457	4,630
Additions - Changes in allowances, charges to expenses and changes to other accounts	6,714	3,669	6,976
Deductions	(7,357)	(7,275)	(5,149)
Balance at end of period	2,208	2,851	6,457
Fraud losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	10,527	9,391	6,312
Additions - Changes in allowances, charges to expenses and changes to other accounts	51,194	49,362	41,264
Deductions	(52,202)	(48,226)	(38,185)
Balance at end of period	9,519	10,527	9,391
Deferred tax valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	21,301	18,446	18,963
Additions - Changes in allowances, charges to expenses and changes to other accounts	8,648	4,124	541
Deductions	(418)	(1,269)	(1,058)
Balance at end of period	$ 29,531	$ 21,301	$ 18,446